Equity Investments Designated at Fair Value Through Other Comprehensive Income - Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 1,274	¥ 1,247
Listed equity investments, at fair value [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	496	510
Listed equity investments, at fair value [member] | Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	496	510
Unlisted equity investments, at cost [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	778	737
Unlisted equity investments, at cost [member] | Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	336	438
Unlisted equity investments, at cost [member] | Aviation Data Communication Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	244	161
Unlisted equity investments, at cost [member] | Others [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 198	¥ 138